Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 30,422
Prepaids	30,000
Total assets	60,422
Current Liabilities:
Accounts payable	14,653
Accrued expenses	47,166
Total liabilities	61,832
Commitments and Contingencies
Ordinary shares, value	150,000
Accumulated deficit	(151,410)
Shareholder’s Deficit
Ordinary shares, value	150,000
Accumulated deficit	(151,410)
Total shareholders’ equity	(1,410)
Total liabilities and shareholders’ equity	60,422
CoinShares International Limited
Current Assets:
Cash	64,243	$ 24,915
Digital assets – held for operations	3,974,713	4,466,678
Digital assets – held as treasury	33,354	15,249
Digital asset exchange traded products	1,145,428	1,190,998
Trade receivables	3,491	2,126
Digital asset receivables, net of allowance for expected credit losses of $760 and $1,902, respectively	108,517	205,892
Prepaids	13,326	914
Total current assets	5,343,072	5,906,772
Property and equipment, net	366	288
Operating right of use assets	2,957	2,885
Goodwill	2,820	2,819
Other intangible assets, net	11,897	11,113
Investments	18,850	20,338
Other non-current assets	2,316	2,699
Total assets	5,382,278	5,946,914
Current liabilities
XBT Certificate Liabilities	2,465,007	3,695,537
XBT CS Physical Certificate Liabilities	1,279
CS Physical Certificate Liabilities	2,041,154	1,453,943
Digital asset payables	168,374	241,705
Amounts due to brokers	169,086	99,124
Trade and other payables	28,400	32,321
Notes payable, current	3,151
Operating lease liability, current portion	1,347	895
Total current liabilities	4,877,798	5,523,525
Notes payable, non-current	24,973	24,657
Operating lease liability, net of current portion	1,528	2,096
Other non-current liabilities	1,012	993
Current Liabilities:
Total liabilities	4,905,311	5,551,271
Commitments and Contingencies
Additional paid-in capital	29,203	38,020
Ordinary shares, value	44	44
Accumulated other comprehensive income	16,671	14,958
Accumulated deficit	431,049	342,621
Shareholder’s Deficit
Additional paid-in capital	29,203	38,020
Ordinary shares, value	44	44
Accumulated other comprehensive income	16,671	14,958
Accumulated deficit	431,049	342,621
Total shareholders’ equity	476,967	395,643
Total liabilities and shareholders’ equity	5,382,278	$ 5,946,914
Related Party
Current Liabilities:
Due to related party	$ 13